CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Balance Sheets) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 25,662	$ 35,869	$ 55,532	$ 49,227
Amounts due from related party	101,686	25,820
Prepayments and other current assets, net	7,409	7,517
Total current assets	174,038	109,741
Total assets	246,367	158,232
Current liabilities:
Accrued expenses and other current liabilities	20,498	6,632
Shareholders' equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 155,152,737 shares issued and 104,014,754 shares outstanding as of December 31, 2013 and 155,788,653 shares issued and 103,161,018 shares outstanding as of December 31, 2014	14	15
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	155,788,653	155,152,737
Ordinary shares, shares outstanding	103,161,018	104,014,754
Additional paid-in capital	154,437	158,384
Treasury stock at cost, 41,872,088 shares as of December 31, 2013 and 34,095,849 shares as of December 31, 2014	(12,855)	(15,961)
Treasury stock (in shares)	34,095,849	41,872,088
Accumulated other comprehensive Income	10,189	11,387
Accumulated deficit	(88,256)	(91,667)
Statutory reserve	4,068	2,782
Total equity	90,071	82,314	95,229	108,340
Total liabilities and equity	246,367	158,232
The company [Member]
Current assets:
Cash and cash equivalents	1,495	5,519	4,882	2,057
Amounts due from subsidiaries	65,753	59,928
Amounts due from related party		5,000
Prepayments and other current assets, net	28	255
Total current assets	67,276	70,702
Investment in subsidiaries	1,285	(4,516)
Total assets	68,561	66,186
Current liabilities:
Accrued expenses and other current liabilities	964	1,246
Shareholders' equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 155,152,737 shares issued and 104,014,754 shares outstanding as of December 31, 2013 and 155,788,653 shares issued and 103,161,018 shares outstanding as of December 31, 2014	14	15
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	155,788,653	155,152,737
Ordinary shares, shares outstanding	103,161,018	104,014,754
Additional paid-in capital	154,437	158,384
Treasury stock at cost, 41,872,088 shares as of December 31, 2013 and 34,095,849 shares as of December 31, 2014	(12,855)	(15,961)
Treasury stock (in shares)	34,095,849	41,872,088
Accumulated other comprehensive Income	10,189	11,387
Accumulated deficit	(88,256)	(91,667)
Statutory reserve	4,068	2,782
Total equity	67,597	64,940
Total liabilities and equity	$ 68,561	$ 66,186